Net Loss Per Share - potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	48,168,217	27,943,081	18,967,724
Convertible Debentures
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	546,921	0	0
Stock Options
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	33,123,798	16,939,093	18,967,724
Public Warrants
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	6,854,309	6,899,988	0
Private Warrants
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	3,613,383	4,104,000	0
Retainer Shares
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	4,000,000	0	0
Shares Issuable pursuant to ESPP
AntidilutiveSecuritiesExcludedFromComputationOfEarningsPerShareAmount	29,806	0	0